Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 1.2%
Cellnex Finance Co. SA
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	100	$88,062
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	200	160,411
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(b)	EUR	100	77,721
Eurobank SA, 2.25%, 03/14/28 (Call 03/14/27)(a)(b)	EUR	100	82,639
			408,833
Austria — 0.3%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 08/29/22)(a)	EUR	100	95,751
Belgium — 0.3%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	91,394
Canada — 3.0%
ADLER Group SA, 2.25%, 01/14/29 (Call 10/14/28)(a)	EUR	200	104,299
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD	225	152,425
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	100	73,869
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	54,114
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD	50	32,310
Parkland Corp./Canada
3.88%, 06/16/26 (Call 06/16/23)(c)	CAD	100	71,786
4.38%, 03/26/29 (Call 03/26/24)	CAD	75	50,259
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	87,286
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(c)	CAD	25	18,953
Videotron Ltd.
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	101,001
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	100,409
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR	200	164,360
			1,011,071
Denmark — 0.0%
DKT Finance ApS, 7.00%, 06/17/23 (Call 08/29/22)(a)	EUR	0	—
Finland — 1.5%
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	102,372
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	148,095
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	187,007
1.38%, 06/23/28 (Call 03/23/28)(a)	EUR	100	86,466
			523,940
France — 13.9%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(a)	EUR	100	86,095
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR	100	100,503
Altice France SA/France
2.13%, 02/15/25 (Call 08/29/22)(a)	EUR	150	139,497
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	83,477
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	84,171
5.88%, 02/01/27 (Call 08/29/22)(a)	EUR	150	143,878
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 08/29/22)(a)	EUR	200	195,048
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(a)	EUR	200	177,379
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	148,061
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR	100	65,807
Security		Par (000)	Value

France (continued)
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	$90,605
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	88,152
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	101,199
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR	100	101,610
Faurecia SE
2.63%, 06/15/25 (Call 08/29/22)(a)	EUR	100	97,214
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR	125	107,966
3.13%, 06/15/26 (Call 08/29/22)(a)	EUR	100	94,439
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR	100	87,943
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR	150	147,686
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	95,601
iliad SA, 1.88%, 04/25/25 (Call 01/25/25)(a)	EUR	300	294,060
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/22)(a)	EUR	100	87,022
La Banque Postale SA, 3.00%, 06/09/28(a)	EUR	100	100,388
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 08/08/22)(a)	EUR	100	98,485
Loxam SAS
2.88%, 04/15/26 (Call 08/08/22)(a)	EUR	100	91,647
4.50%, 02/15/27 (Call 02/15/24)(a)	EUR	175	165,486
Orano SA
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	97,047
4.88%, 09/23/24	EUR	100	104,411
Paprec Holding SA, 3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	84,368
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR	100	92,078
Quatrim SASU, 5.88%, 01/15/24 (Call 08/08/22)(a)	EUR	100	97,205
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	200	180,314
Renault SA
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	94,911
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	93,739
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	88,436
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	100	87,862
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	83,643
SPIE SA, 3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	102,904
Tereos Finance Groupe I SA, 7.50%, 10/30/25 (Call 10/30/22)(a)	EUR	100	105,276
Valeo
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	100	85,259
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	96,547
3.25%, 01/22/24(a)	EUR	100	102,534
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(a)	EUR	100	91,165
			4,761,118
Germany — 9.7%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)	EUR	100	64,941
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR	100	55,652
ADLER Real Estate AG, 1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	100	87,976
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(b)	EUR	100	94,108
3.75%, 07/01/74 (Call 07/01/24)(a)(b)	EUR	200	199,148
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27)(a)(b)	EUR	100	94,239
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	92,058
Commerzbank AG
4.00%, 03/23/26(a)	EUR	100	103,967
4.00%, 03/30/27(a)	EUR	100	104,411
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	99,883

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	125	$128,534
4.00%, 06/24/32 (Call 03/24/27)(a)(b)	EUR	200	195,211
4.50%, 05/19/26(a)	EUR	100	105,074
5.63%, 05/19/31 (Call 02/19/26)(a)(b)	EUR	100	106,084
Deutsche Lufthansa AG
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR	300	272,354
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR	100	83,255
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR	100	85,265
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	0	—
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 08/29/22)(a)	EUR	100	86,480
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 08/08/22)(a)	EUR	100	94,961
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR	100	100,812
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR	100	97,247
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	100	95,498
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 08/29/22)(a)	EUR	150	140,837
thyssenkrupp AG, 2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	200	199,669
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	90	80,365
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	93,441
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	90,961
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	87,045
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	85,838
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	90,225
			3,315,539
Greece — 0.8%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(a)(b)	EUR	100	82,146
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(b)	EUR	100	96,874
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(a)	EUR	100	90,804
			269,824
Ireland — 0.8%
AIB Group PLC, 2.88%, 05/30/31 (Call 05/30/26)(a)(b)	EUR	100	96,303
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(a)(b)	EUR	100	90,331
eircom Finance DAC, 3.50%, 05/15/26 (Call 08/29/22)(a)	EUR	100	95,165
			281,799
Israel — 1.9%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	100	96,437
1.63%, 10/15/28(a)	EUR	150	120,345
3.75%, 05/09/27 (Call 02/09/27)	EUR	150	142,065
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	179,594
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	101,817
			640,258
Italy — 15.4%
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	81,654
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	96,128
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	153,799
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	100	85,024
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR	100	90,105
1.75%, 06/26/26(a)	EUR	100	95,905
Security		Par (000)	Value

Italy (continued)
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	$85,944
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR	100	88,805
4.38%, 09/16/25(a)	EUR	100	104,544
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	200	181,552
10.50%, 07/23/29(a)	EUR	100	60,327
Banca Popolare di Sondrio SCPA
2.38%, 04/03/24(a)	EUR	100	100,807
3.88%, 02/25/32 (Call 11/25/26)(a)(b)	EUR	100	85,491
Banco BPM SpA
0.88%, 07/15/26(a)	EUR	100	91,445
3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	89,374
4.25%, 10/01/29 (Call 10/01/24)(a)(b)	EUR	100	95,867
BPER Banca
1.88%, 07/07/25(a)	EUR	100	96,692
3.88%, 07/25/32 (Call 01/25/27)(a)(b)	EUR	200	168,334
Deutsche Lufthansa AG, 2.00%, 07/14/24 (Call 06/14/24)(a)	EUR	100	97,307
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	100,960
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 08/08/22)(a)	EUR	100	94,121
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(a)(b)	EUR	100	94,841
4.13%, 11/28/29 (Call 11/28/24)(a)(b)	EUR	100	93,790
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(a)	EUR	100	83,437
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	84,578
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	144,359
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR	175	180,473
4.38%, 07/12/29 (Call 07/12/24)(a)(b)	EUR	150	152,080
5.88%, 03/04/29 (Call 03/04/24)(a)(b)	EUR	150	156,225
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR	100	100,254
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR	75	76,610
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	100	92,372
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	123,836
Rossini Sarl, 6.75%, 10/30/25 (Call 08/29/22)(a)	EUR	100	102,424
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	93,215
3.75%, 09/08/23(a)	EUR	100	100,864
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	75,119
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	86,312
2.50%, 07/19/23(a)	EUR	100	101,640
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	300	282,016
3.63%, 01/19/24(a)	EUR	100	101,982
3.63%, 05/25/26(a)	EUR	100	97,578
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	100	101,678
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	174,842
4.88%, 02/20/29 (Call 02/20/24)(a)(b)	EUR	200	204,195
Webuild SpA, 1.75%, 10/26/24(a)	EUR	250	236,660
			5,285,565
Japan — 1.4%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR	175	163,334
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	100	84,228
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	94,437
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	73,821

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	$77,829
			493,649
Luxembourg — 3.8%
Altice Financing SA
2.25%, 01/15/25 (Call 08/29/22)(a)	EUR	100	95,434
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	87,484
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	82,834
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	76,322
8.00%, 05/15/27 (Call 08/08/22)(a)	EUR	100	88,738
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/22)(a)	EUR	100	87,727
INEOS Finance PLC
2.13%, 11/15/25 (Call 08/08/22)(a)	EUR	100	94,441
2.88%, 05/01/26 (Call 08/08/22)(a)	EUR	175	165,166
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	93,304
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR	100	96,154
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	98,061
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	141,890
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	93,036
			1,300,591
Netherlands — 3.1%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 08/29/22)(a)	EUR	200	200,295
PPF Telecom Group BV
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR	100	90,722
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	100,918
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	83,563
Sigma Holdco BV, 5.75%, 05/15/26 (Call 08/08/22)(a)	EUR	100	63,476
SNS Bank NV, 6.25%, 10/26/20(e)	EUR	50	—
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/29/22)(a)	EUR	100	94,732
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(a)	EUR	100	79,404
4.88%, 07/01/24 (Call 08/29/22)(a)	EUR	100	97,806
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR	100	79,543
UPC Holding BV, 3.88%, 06/15/29 (Call 08/29/22)(a)	EUR	100	86,344
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	90,859
			1,067,662
Norway — 0.3%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(a)	EUR	100	96,599
Portugal — 1.1%
Banco Comercial Portugues SA, 4.00%, 05/17/32 (Call 11/17/26)(a)(b)	EUR	100	79,141
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	91,893
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	87,949
4.50%, 04/30/79 (Call 01/30/24)(a)(b)	EUR	100	101,811
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(b)	EUR	0	—
			360,794
Spain — 7.0%
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(a)(b)	EUR	100	81,777
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	87,049
2.63%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	100	98,873
5.38%, 12/12/28 (Call 12/12/23)(a)(b)	EUR	100	101,694
Security		Par (000)	Value

Spain (continued)
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	$91,663
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	88,267
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	100	78,221
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	100	99,412
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	90,057
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	86,668
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	102,409
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR	100	85,259
6.25%, 12/20/23 (Call 08/08/22)(a)	EUR	85	83,995
ContourGlobal Power Holdings SA, 4.13%, 08/01/25 (Call 08/29/22)(a)	EUR	100	98,318
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	150	133,092
Grifols SA
1.63%, 02/15/25 (Call 08/29/22)(a)	EUR	150	147,005
3.20%, 05/01/25 (Call 08/29/22)(a)	EUR	100	97,028
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	85,260
International Consolidated Airlines Group SA, 2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	91,310
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	87,732
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(a)	EUR	100	99,458
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR	200	186,260
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(b)	EUR	100	101,849
Unicaja Banco SA, 2.88%, 11/13/29 (Call 11/13/24)(a)(b)	EUR	100	91,566
			2,394,222
Sweden — 2.6%
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	90,424
Intrum AB
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	81,713
3.13%, 07/15/24(a)	EUR	100	98,025
3.50%, 07/15/26 (Call 08/08/22)(a)	EUR	175	153,101
Verisure Holding AB, 3.25%, 02/15/27 (Call 02/15/23)(a)	EUR	150	134,432
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	150	128,160
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	100	98,405
2.13%, 04/02/24 (Call 01/02/24)(a)	EUR	100	101,065
			885,325
Switzerland — 0.5%
Dufry One BV
2.50%, 10/15/24 (Call 08/29/22)(a)	EUR	100	99,147
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	87,314
			186,461
United Kingdom — 11.9%
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	100	84,913
6.13%, 11/30/28 (Call 11/30/24)(a)	GBP	100	97,599
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/23)(a)	GBP	100	98,640
4.50%, 02/16/26 (Call 02/24/23)(a)	GBP	100	100,675
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(a)	GBP	100	83,441
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	87,116
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	89,841
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP	100	102,558
eG Global Finance PLC, 4.38%, 02/07/25 (Call 08/30/22)(a)	EUR	100	93,130
Heathrow Finance PLC, 4.38%, 03/01/27(a)(g)	GBP	100	101,843

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(a)	EUR	100	$83,368
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	94,805
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	129,555
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	76,218
Jerrold Finco PLC, 5.25%, 01/15/27 (Call 01/15/23)(a)	GBP	100	107,005
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP	100	100,773
Marks & Spencer PLC, 6.00%, 06/12/25(a)	GBP	100	119,055
Motion Finco Sarl, 7.00%, 05/15/25 (Call 08/29/22)(a)	EUR	100	98,795
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(a)(b)	EUR	100	93,530
2.13%, 09/05/82 (Call 06/05/27)(a)	EUR	100	85,055
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	100	116,436
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 11/15/23)(a)	GBP	175	179,977
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 08/30/22)(a)	EUR	100	95,782
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	100	97,746
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	99,425
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	114,431
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR	100	84,446
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 08/30/22)(a)	GBP	200	229,689
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	114,150
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	104,084
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP	100	104,804
5.00%, 04/15/27 (Call 08/08/22)(a)	GBP	100	114,972
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	86,769
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP	100	106,160
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	100	105,122
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	200	188,044
3.10%, 01/03/79 (Call 10/03/23)(a)(b)	EUR	200	199,260
			4,069,212
United States — 17.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	111	107,991
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	84,568
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(a)	EUR	100	89,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26 (Call 08/29/22)(a)	EUR	100	86,298
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	87,330
Autostrade per l’Italia SpA, 2.00%, 01/15/30 (Call 10/15/29)(a)	EUR	200	171,315
Avantor Funding Inc., 2.63%, 11/01/25 (Call 11/01/22)(a)	EUR	100	100,046
Avis Budget Finance PLC, 4.13%, 11/15/24 (Call 08/30/22)(a)	EUR	100	99,178
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 08/08/22)(a)	EUR	100	95,614
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	100,028
4.38%, 12/15/23	EUR	100	104,837
Banco BPM SpA, 1.75%, 01/28/25(a)	EUR	100	97,458
Banco Comercial Portugues SA, 1.75%, 04/07/28 (Call 04/07/27)(a)(b)	EUR	100	80,177
Banco de Sabadell SA, 1.13%, 03/27/25(a)	EUR	100	96,161
Bayer AG, 5.38%, 03/25/82 (Call 06/25/30)(a)(b)	EUR	100	94,471
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	142,297
Security		Par (000)	Value

United States (continued)
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 08/29/22)(a)	EUR	100	$98,768
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	57,948
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	133,369
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR	150	136,916
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	80,093
Coty Inc., 3.88%, 04/15/26 (Call 04/15/23)(a)	EUR	100	97,543
Crown European Holdings SA, 2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	97,506
Darling Global Finance BV, 3.63%, 05/15/26 (Call 08/08/22)(a)	EUR	100	96,553
Deutsche Lufthansa AG, 2.88%, 02/11/25 (Call 01/11/25)(a)	EUR	200	192,464
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(a)	GBP	100	114,209
Faurecia SE, 2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	83,780
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	100	68,007
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	50	37,861
4.46%, 11/13/24	CAD	50	37,784
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	95,667
1.74%, 07/19/24	EUR	100	98,555
2.39%, 02/17/26	EUR	125	119,556
2.75%, 06/14/24	GBP	100	114,254
3.02%, 03/06/24	EUR	100	101,747
3.25%, 09/15/25	EUR	100	99,665
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	95,763
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(a)	EUR	100	91,909
International Game Technology PLC, 3.50%, 06/15/26 (Call 08/30/22)(a)	EUR	150	145,885
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR	100	96,103
2.25%, 01/15/28 (Call 08/29/22)(a)	EUR	150	138,397
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	100	88,577
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 08/08/22)(a)	GBP	100	108,917
Levi Strauss & Co., 3.38%, 03/15/27 (Call 08/08/22)	EUR	100	98,131
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP	200	216,306
3.38%, 04/24/30 (Call 01/24/30)	GBP	100	98,840
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	100	91,079
Nexi SpA, 1.75%, 10/31/24 (Call 07/31/24)(a)	EUR	100	97,170
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100	85,416
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100	96,669
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	82,646
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	100	92,870
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100	103,470
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 08/29/22)	EUR	100	100,118
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	85,575
Vodafone Group PLC, 3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	150	126,451
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100	83,212
ZF Europe Finance BV, 3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	84,155
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	118,913
			6,025,717

Total Corporate Bonds & Notes — 98.1%
(Cost: $42,370,467)			33,565,324

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)		Value

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A	0	(h)	$—

Total Common Stocks — 0.0%
(Cost: $159,437)			—

Total Long-Term Investments — 98.1%
(Cost: $42,529,904)			33,565,324

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(i)(j)	10		10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)			10,000

Total Investments in Securities — 98.1%
(Cost: $42,539,904)			33,575,324

Other Assets Less Liabilities — 1.9%			646,989

Net Assets — 100.0%			$34,222,313

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000	)(a)	$—	$—	$10,000	10	$16	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$33,565,324	$—	$33,565,324
Common Stocks	—	—	—	—
Money Market Funds	10,000	—	—	10,000
	$10,000	$33,565,324	$—	$33,575,324

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound